Strategic Advisers Small-Mid Cap Multi-Manager Fund
Fund Summary Fund: Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Shareholder fees (fees paid directly from your investment)	none
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
Management fee	[1][2][3]	0.72%
Distribution and/or Service (12b-1) fees		none
Other expenses	[3]	0.72%
Acquired fund fees and expenses (fees and expenses of underlying funds)	[3]	0.04%
Total annual fund operating expenses		1.48%
Fee waiver and/or expense reimbursement	[2]	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.20%
[1]	(fluctuates based on the fund's allocation among underlying funds and sub-advisers)
[2]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.15% of the fund's average daily net assets. Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 1.16% of its average net assets. This arrangement will remain in effect through April 30, 2013.
[3]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Strategic Advisers Small-Mid Cap Multi-Manager Fund Class: Strategic Advisers Small-Mid Cap Multi-Manager Fund
1 year	122
3 years	440

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated funds and non-affiliated funds, but it will incur transaction costs when it buys and sells other types of securities (including non-affiliated exchange traded funds) directly (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from December 20, 2011 to February 29, 2012, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of small and mid cap companies (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2500® Index) and in shares of other small and mid cap funds.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Implementing investment strategies by investing directly in securities through one or more managers (sub-advisers) or indirectly in securities through one or more other funds, referred to as underlying funds, which in turn invest directly in securities (as described below).
  Allocating assets among affiliated small and mid cap funds (i.e., Fidelity funds) and non-affiliated small and mid cap funds that participate in Fidelity's FundsNetwork®, and non-affiliated exchange traded funds (ETFs) (underlying funds) and sub-advisers.
  Allocating assets among underlying funds and sub-advisers to achieve portfolio characteristics similar to those of the Russell 2500® Index.
  Allocating assets among underlying funds using proprietary fundamental and quantitative fund research, considering factors including fund performance, a fund manager's experience and investment style, fund company infrastructure, and fund characteristics such as expense ratio, asset size, and portfolio turnover.
  Allocating assets among sub-advisers considering factors including, but not limited to, a sub-adviser's investment approach, the characteristics of a sub-adviser's typical investment portfolio, and a sub-adviser's performance patterns in different market environments.

Pursuant to an exemptive order granted by the Securities and Exchange Commission (SEC), Strategic Advisers is permitted, subject to the approval of the Board of Trustees, to enter into new or amended sub-advisory agreements with one or more unaffiliated sub-advisers without obtaining shareholder approval of such agreements. Subject to oversight by the Board of Trustees, Strategic Advisers has the ultimate responsibility to oversee the fund's sub-advisers and recommend their hiring, termination, and replacement. In the event the Board of Trustees approves a sub-advisory agreement with a new unaffiliated sub-adviser, shareholders will be provided with information about the new sub-adviser and sub-advisory agreement.

Principal Investment Risks
  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Investing in ETFs. ETFs may trade in the secondary market at prices below the value of their underlying portfolios and may not be liquid. ETFs that track an index are subject to tracking error and may be unable to sell poorly performing assets that are included in their index or other benchmark.
  Investing in Other Funds. Regulatory restrictions may limit the amount that one fund can invest in another, which means that the fund's manager may not be able to invest as much as it wants to in some other funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.